Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Reconciles Cash, Cash equivalents and Restricted Cash

The following table reconciles cash, cash equivalents and restricted cash as of September 30, 2020 and 2019 to the condensed consolidated statements of cash flows (in thousands):

	September 30,
	2020	2019
Cash and cash equivalents	$79,865	$55,790
Restricted cash	2,470	616

Total cash, cash equivalents and restricted cash as shown in the condensed consolidated statements of cash flows	$82,335	$56,406

The following table reconciles cash, cash equivalents and restricted cash per the consolidated balance sheets to the consolidated statements of cash flows (in thousands):

	DECEMBER 31,
	2018	2019
Cash and cash equivalents	$83,448	$173,180
Restricted cash	616	616

Total cash, cash equivalents and restricted cash as shown in the consolidated statements of cash flows	$84,064	$173,796

Schedule of Estimated Useful Lives of Property Plant and Equipment

Depreciation is computed using the straight-line method over the following useful lives:

ESTIMATED USEFUL LIFE
Computer and office equipment	3 years
Software	3-5 years
Lab equipment	3-5 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of estimated useful life or lease term

Schedule of Performance Obligations and the Resulting Effect on the Allocation of Transaction Price

The impact of adoption, which was primarily the result of differences in the determination of performance obligations and the resulting effect on the allocation of transaction price as well as changes to measuring progress, inclusive of the application of the modification guidance, is summarized as follows (in thousands):

CONSOLIDATED BALANCE SHEETS	DECEMBER 31, 2018	IMPACT OF ADOPTION	JANUARY 1, 2019
Deferred revenue	$202,979	$(108,948)	$94,031
Deferred revenue, noncurrent	$8,475	$(7,209)	$1,266
(Accumulated deficit) retained earnings	$(54,648)	$116,157	$61,509